Schedule of Investments
November 30, 2023 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 99.22%

Beverages - 4.67%
Coca-Cola Co.	15,575		910,203
PepsiCo, Inc.	6,670		1,122,494

			2,032,697

Bottled & Canned Soft Drinks Carbonated Waters - 0.92%
Monster Beverage Corp. (2)	7,330		404,250

Business Services - 0.18%
Fair Isaac, Inc. (2)	70		76,132

Cigarettes - 0.50%
Philip Morris International, Inc.	2,305		215,195

Computer Communications Equipment - 0.96%
Arista Networks, Inc. (2)	340		74,701
Cisco Systems, Inc.	7,085		342,772

			417,473

Computer Peripheral Equipment - 0.65%
Fortinet, Inc. (2)	935		49,144
Palo Alto Networks, Inc. (2)	790		233,121

			282,265

Electronic Computers - 6.79%
Apple, Inc.	15,515		2,947,074

Finance Services - 3.06%
American Express Co.	7,780		1,328,591

Fire, Marine & Casualty Insurance - 3.49%
Berkshire Hathaway, Inc. Class B (2)	3,715		1,337,400
Chubb Ltd. (2)	195		44,739
Progressive Corp.	815		133,684

			1,515,823

Hospital & Medical Service Plans - 1.57%
Cigna Corp.	575		151,156
United Health Group, Inc.	960		530,851

			682,007

Hotels & Motels - 0.44%
Hilton Worldwide Holdings, Inc.	430		72,034
Marriott International, Inc.	590		119,593

			191,627

Industrial Instruments For Measurement, Display, and Control - 0.09%
Roper Technologies, Inc.	70		37,678

Insurance Agents Brokers & Services - 0.14%
Marsh & McLenan Companies, Inc.	295		58,829

National Commercial Banks - 1.15%
JPMorgan Chase & Co.	3,195		498,676

Petroleum Refining- 1.63%
Chevron Corp.	1,890		271,404
Exxon Mobil Corp.	4,245		436,131

			707,535

Pharmaceutical Preparations - 5.22%
Eli Lilly & Co.	1,760		1,040,230
Johnson & Johnson	2,960		457,794
Vertex Pharmaceuticals, Inc. (2)	1,950		691,879
Zoetis, Inc.	430		75,968

			2,265,871
Retail - Eating Places - 4.08%
McDonalds Corp.	6,290		1,772,774

Retail -Auto Dealers & Gasoline Stations - 1.80%
AutoNation, Inc. (2)	3,450		466,681
AutoZone, Inc. (2)	120		313,192

			779,873
Retail - Auto & Home Supply Stores- 0.92%
O'Reilly Automotive, Inc. (2)	405		397,864

Retail - Building Materials, Hardware, Garden Supply - 0.48%
Sherwin Williams Co .	745		207,706

Retail -Catalog & Mail-Order Houses - 5.21%
Amazon.com, Inc. (2)	15,480		2,261,473

Retail - Eating & Drinking Places - 0.99%
Starbucks Corp.	4,325		429,472

Retail - Family Clothing Stores - 0.18%
TJX Companies, Inc.	880		77,537

Retail-Variety Stores - 5.93%
Costco Wholesale Corp.	1,135		672,760
Walmart, Inc.	12,230		1,904,089

			2,576,849

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.14%
Intercontinental Exchange, Inc.	545		62,043

Semiconductors & Related Devices - 4.21%
Broadcom, Inc.	655		606,353
Microchip Technology, Inc.	800		66,752
NVIDIA Corp.	2,470		1,155,219

			1,828,324

Services - Business Services - 7.24%
Fiserv, Inc. (2)	680		88,815
Mastercard, Inc. Class A	3,565		1,475,304
MSCI, Inc. (2)	140		72,919
Visa, Inc. Class A	5,870		1,506,712

			3,143,750

Services - Computer Processing & Data Preparation - 0.51%
Workday, Inc. Class A (2)	825		223,344

Services - Computer Programming, Data Processing, Etc. - 10.15%
Alphabet, Inc. Class A (2)	19,645		2,603,552
Meta Platforms, Inc. Class A (2)	5,515		1,804,232

			4,407,784

Services - Consumer Credit Reporting, Collection Agencies- 2.80%
Moody's Corp.	1,075		392,332
S&P Global, Inc.	1,985		825,423

			1,217,755

Services - Prepackaged Software - 14.24%
Adobe, Inc. (2)	660		403,267
Cadence Design Systems, Inc. (2)	180		49,189
Electronic Arts, Inc.	895		123,519
FleetCor Technologies, Inc. (2)	190		45,695
Intuit, Inc.	200		114,292
Microsoft Corp.	7,555		2,862,665
Oracle Corp.	5,315		617,656
Paycom Software, Inc.	1,665		302,464
Salesforce.com, Inc. (2)	3,105		782,149
ServiceNow, Inc. (2)	1,175		805,744
Synopsys, Inc. (2)	145		78,768

			6,185,408

Services - Video Tape Rental - 3.08%
Netflix, Inc. (2)	2,825		1,338,965

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.64%
Ecolab, Inc.	210		40,263
Procter & Gamble Co.	7,200		1,105,344

			1,145,607

Sugar & Confectionery Products - 2.17%
Hershey Co.	5,010		941,479

Surgical & Medical Instruments & Apparatus - 0.16%
Stryker Corp.	230		68,156

Transportation Services- 0.83%
Booking Holdings, Inc. (2)	115		359,455

Total Common Stock	(Cost $ 34,706,204)		43,087,341

Money Market Registered Investment Companies (3) - 0.59%

Fidelity Institutional Money Market Funds Government Class I - 5.252%	257,815		257,815

Total Money Market Registered Investment Companies	(Cost $ 257,815)		257,815

Total Investments - 99.82%	(Cost $ 34,964,049)		43,345,156

Other Assets Less Liabilities - .18%			80,226

Total Net Assets - 100.00%			43,425,382

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$43,345,156	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$43,345,156		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2023